COMMITMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
COMMITMENTS [Abstract]
Schedule of Future Operating Lease Commitments
Year Ending December 31,
2014	$119,550
2015	228,919
$348,469

Year Ending December 31,
2014	$234,318
2015	228,919
$463,237